Earnings (Loss) Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Earnings Per Share [Line Items]
Net income (loss) for basic and diluted earnings (loss) per share available to common shareholders from continuing operations	$ (1,206)	$ (208)	$ (304)
Debentures fair value adjustment	24	(430)	80
Interest expense, debt		75	0
Net Income (Loss) Available to Common Stockholders, Diluted	$ (1,206)	$ (563)	$ (304)
Weighted-average number of shares outstanding (000's) - basic and diluted	525,265	526,303	527,684
Weighted Average Number Diluted Shares Outstanding Adjustment	0	125,000	0
Weighted Average Number of Shares Outstanding, Diluted	525,265	651,303	527,684
Earnings Per Share, Basic	$ (2.30)	$ (0.40)	$ (0.58)
Earnings Per Share, Diluted	$ (2.30)	$ (0.86)	$ (0.58)